MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
MARKETABLE SECURITIES

NOTE 4 – MARKETABLE SECURITIES

Marketable securities at December 31, 2012 consisted of the following:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Marketable securities – available for sale	—	—	—	1,490,600	—

Total	$—	$—	$—	$1,490,600	$—

Marketable securities - trading are carried at fair value, with changes in unrealized holding gains and losses included in income and classified within interest and other income, net, in the accompanying consolidated statements of operations. Unrealized gains or losses on marketable securities - available for sale are recognized on a periodic basis as an element of comprehensive income based on changes in the fair value of the security. Realized gains or losses on the sale of marketable securities - available for sale will be reflected in the Company’s net loss for the period in which the securities are liquidated.

In April 2012, the Company sold its marketable securities – trading with a cost basis of $100,000 and generated proceeds of $119,702. The increase in fair value of $19,702 has been recorded as realized gain in the statement of operations for the year ended December 31, 2012.

In January 2012, the Company received 10,000,000 restricted shares of Amicor’s common stock pursuant to the Option with Amicor (see Note 3). At the time of issuance, the Company recorded the cost of investment in accordance with ASC 845-10 and was valued at $0. Between February 2012 and December 2012, the Company sold 8,486,667 shares of Amicor’s common stock under a private transaction and generated net proceeds of $1,490,600 and has recorded a realized gain – available for sale securities of $1,490,600 during the year ended December 31, 2012. Additionally, in January 2013, the Company sold an aggregate of 1,513,333 shares of Amicor’s common stock in a private transaction and generated net proceeds of $151,333 (see Note 17).

The issuance of 10,000,000 shares of Amicor’s common stock to the Company accounted for approximately 26.6% of the total issued and outstanding stock of Amicor as of January 26, 2012. As of December 31, 2012 the Company held an approximate 3% interest in Amicor. The Company accounted for such investment in Amicor as marketable securities - available for sale.